Schedule of commitments related to long-term contracts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Energy Purchase And Transportation Contracts [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 132,307,398	R$ 132,879,053
Construction Of Transmission Grid And Substations [Member]
IfrsStatementLineItems [Line Items]
Commitments		12,062
Construction Of Jandara Wind Farm Complex [Member]
IfrsStatementLineItems [Line Items]
Commitments	147,682	330,257
Construction Of S H P Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Commitments		23,717
Telecommunications Works [Member]
IfrsStatementLineItems [Line Items]
Commitments		132,430
Acquisition Of Assets For Electricity Distribution [Member]
IfrsStatementLineItems [Line Items]
Commitments	1,374,177	978,189
Gas Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 1,841,767	R$ 655,422